Equity Incentive Plans - Assumption on Options (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk free interest rate	1.80%	2.10%	3.19%
Expected dividend yield	0.00%	0.00%	0.00%
Expected stock price volatility	88.32%	93.55%	92.82%
Expected term (in years)	6 years 10 months 17 days	5 years 8 months 16 days	5 years 160 days